Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 15,521	$ 11,288	$ 17,377	$ 13,700	$ 13,116
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	3,171	2,571	3,524	3,302	2,868
Amortization of core deposit intangibles	527	480	656	567	431
Amortization (accretion) of premium (discount) on securities, net	51	(12)	(1)	(84)	(10)
Stock grants amortized	1,049	446	643	572	597
FHLB stock dividends	(20)	(13)	(17)	(12)	(15)
Loss on sale of securities available for sale	0	3	3	0	0
Net (gain) loss on sale of premises and equipment	(4)	346	343	(21)	(1)
Gain on sale of branch	0	(51)	(38)	0	0
(Gain) loss recognized on other real estate transactions	(173)	75	(1,135)	(918)	(136)
Impairment of other real estate	475	56	94	184	805
Bargain purchase gain on acquisitions of banks			0	0	(6,692)
Deferred tax benefit	(1,727)	0
Provision for loan losses	2,939	2,255	3,184	1,650	4,043
Increase in cash surrender value of life insurance	(240)	(245)	(327)	(330)	(303)
Loans originated for sale	(132,897)	(127,931)	(177,063)	(113,527)	(60,545)
Proceeds from sale of loans	137,805	126,230	170,892	113,837	57,391
Net change in other assets	317	(188)	95	(18)	924
Net change in other liabilities	1,575	732	(421)	891	(1,131)
Net cash provided by operating activities	28,369	16,042	17,809	19,793	11,342
Cash flows from investing activities:
Proceeds from maturities and pay downs of securities available for sale	142,887	43,308	245,581	207,863	187,276
Proceeds from sale of securities available for sale	0	2,078	2,078	0	0
Purchases of securities available for sale	(163,918)	(49,125)	(256,295)	(247,921)	(186,914)
Proceeds from calls, maturities and paydowns of securities held to maturity			0	0	3,017
Purchases of securities held to maturity			0	0	(1,984)
Proceeds from maturities of certificates held in other banks	7,372	6,667	9,358	0	0
Net purchases of FHLB stock	(139)	(402)	(1,584)	(1,118)	622
Net loans originated	(190,128)	(124,072)	(202,371)	(134,893)	(75,999)
Additions to premises and equipment	(6,165)	(10,643)	(14,063)	(2,267)	(3,177)
Proceeds from sale of premises and equipment	66	3,244	5,095	617	192
Proceeds from sale of other real estate owned	1,047	2,053	8,880	5,727	10,628
Capitalized additions to other real estate	(85)	(476)	(592)	(524)	(118)
Premiums paid for bank owned life insurance			0	0	(4,000)
Cash paid for Adriatica note acquired			0	(4,062)	0
Cash received from acquired bank	0	19,993	46,230	0	37,819
Cash paid in connection with acquisition	0	(37,000)	(46,600)	0	(101)
Net cash transferred in branch sale	0	(18,550)	(18,563)	0	0
Net cash used in investing activities	(209,063)	(162,925)	(222,846)	(176,578)	(32,739)
Cash flows from financing activities:
Net increase in demand deposits, NOW and savings accounts	109,341	101,624	183,919	141,440	122,569
Net increase (decrease) in time deposits	40,667	(22,306)	(20,039)	(38,499)	(39,009)
Net change in FHLB advances	(3,094)	25,858	69,810	27,018	(27,589)
Repayments of notes payable and other borrowings	(28,787)	(3,143)	(10,958)	(4,859)	(2,072)
Proceeds from other borrowings	0	11,680	11,680	8,083	0
Proceeds from sale of common stock	86,637	25,150	25,150	0	0
Treasury stock purchased	0	(208)	(208)	0	(1)
Dividends paid	(6,079)	(5,629)	(8,681)	(6,090)	(4,244)
Net cash provided by financing activities	198,685	133,026	250,673	127,093	49,654
Net change in cash and cash equivalents	17,991	(13,857)	45,636	(29,692)	28,257
Cash and cash equivalents at beginning of period	102,290	56,654	56,654	86,346	58,089
Cash and cash equivalents at end of period	$ 120,281	$ 42,797	$ 102,290	$ 56,654	$ 86,346